UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3418
CALVERT CASH RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2008

Item 1. Schedule of Investments.
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

	PRINCIPAL
Floating Rate Notes - 9.5%	AMOUNT	VALUE

Abbey National Treasury Services plc:
2.418%, 2/20/09 (r)	$750,000	$750,000
0.881%, 4/24/09 (r)	500,000	500,000
Allied Irish Banks, 2.464%, 3/11/09 (r)	1,500,000	1,500,000
ANZ National International Ltd., 2.409%, 7/10/09 (e)(r)	500,000	500,000
Australia & New Zealand Banking Group Ltd., 2.309%, 11/2/09 (e)(r)	800,000	800,000
Bank of America NA:
2.181%, 2/27/09 (r)	1,500,000	1,498,458
4.35%, 7/6/09 (e)(r)	1,800,000	1,800,000
Bank of Nova Scotia, 3.056%, 5/6/09 (r)	1,600,000	1,600,000
Bank of Scotland plc, 2.916%, 6/5/09 (r)	475,000	475,000
Barclays Bank plc, 0.921%, 2/27/09 (r)	1,800,000	1,800,000
BNP Paribas, 2.385%, 5/13/09 (r)	750,000	750,000
Calyon New York, 2.414%, 3/11/09 (r)	1,300,000	1,300,000
Credit Agricole SA, 1.775%, 7/22/09 (e)(r)	1,000,000	1,000,000
General Electric Capital Corp., 0.501%, 9/24/09 (r)	4,000,000	4,000,000
ING Bank NV, 1.716%, 3/26/09 (e)(r)	250,000	250,000
Intesa Sanpaolo New York, 1.695%, 5/13/09 (r)	1,300,000	1,300,000
JPMorgan Chase & Co., 4.19%, 4/3/09 (r)	1,800,000	1,799,976
Metropolitan Life Global Funding I:
3.80%, 1/20/09 (e)	250,000	250,000
4.57%, 10/9/09 (e)(r)	250,000	250,000
National Australia Bank Ltd.:
2.439%, 2/19/09 (e)(r)	750,000	750,000
4.544%, 4/7/09 (r)	500,000	500,000
Natixis, 2.443%, 4/6/09 (r)	1,250,000	1,250,000
Procter & Gamble International Funding SCA:
2.309%, 2/19/09 (r)	250,000	250,000
4.218%, 7/6/09 (e)(r)	3,500,000	3,500,139
Rabobank Nederland NV, 2.578%, 10/9/09 (e)(r)	750,000	750,000
Royal Bank of Canada, 1.595%, 7/15/09 (e)(r)	800,000	800,000
Sanpaolo IMI SpA, 2.451%, 3/5/09 (r)	3,000,000	3,000,000

Total Floating Rate Notes (Cost $32,923,573)		32,923,573

Taxable Municipal Obligations - 0.3%

Washington State GO Bonds, 4.15%, 7/1/09	1,000,000	1,005,569

Total Taxable Municipal Obligations (Cost $1,005,569)		1,005,569

	PRINCIPAL
	AMOUNT	VALUE

Taxable Variable Rate Demand Notes - 62.4%

Alabama State IDA Revenue, 0.97%, 5/1/10, LOC: RBC Centura Bank (r)	635,000	635,000
Albany New York IDA Civic Facilities Revenue, 3.10%, 5/1/27, LOC: Bank of America (r)	1,285,000	1,285,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.44%, 6/1/22, LOC: Comerica Bank (r)	2,480,000	2,480,000
Butler County Alabama IDA Revenue, 2.25%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	245,000	245,000
Calhoun County Alabama Economic Industrial Development Council Revenue , 1.45%, 4/1/21, LOC: Bank of America (r)	2,800,000	2,800,000
California Statewide Community Development Authority MFH Revenue, 2.70%, 8/1/32, LOC: U.S. Bank (r)	565,000	565,000
Chartwell Membership, Inc., 2.01%, 4/1/28, LOC: M&T Trust Co. (r)	2,000,000	2,000,000
Chatham Centre LLC, 3.25%, 4/1/22, LOC: Bank of North Georgia (r)	1,425,000	1,425,000
CIDC-Hudson House LLC New York Revenue, 4.90%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	555,000	555,000
Columbia County New York Industrial Development Agency Civic Facility Revenue , 4.50%, 7/1/27, LOC: Key Bank (r)	3,260,000	3,260,000
District of Columbia Revenue, 1.32%, 4/1/38, LOC: PNC Bank (r)	4,400,000	4,400,000
Four Fishers LLC, 3.19%, 4/1/24, LOC: Bank of America (r)	2,540,000	2,540,000
Gillette Wyoming Pollution Control Revenue , 0.80%, 1/1/18, LOC: Barclays Bank (r)	5,000,000	5,000,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue , 0.67%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,620,000	4,620,000
Hillcrest Baptist Church, 2.05%, 12/1/20, LOC: Wachovia Bank (r)	605,000	605,000
Illinois State Finance Authority Revenue , 5.00%, 5/15/31, LOC: Fifth Third Bank (r)	5,005,000	5,005,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue, 3.75%, 9/1/17, LOC: Fifth Third Bank (r)	2,305,000	2,305,000
Kaneville Road Joint Venture, Inc., 2.57%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	405,000	405,000
Lee County Florida IDA Revenue, 1.55%, 6/1/10, LOC: SunTrust Bank (r)	765,000	765,000
Macon-Bibb County Georgia IDA Revenue , 3.25%, 7/1/25, LOC: GE Capital Corp. (r)	3,200,000	3,200,000
Massachusetts State Development Finance Agency Revenue , 1.80%, 10/1/31, LOC: RBS Citizens (r)	4,800,000	4,800,000
Mississippi Business Finance Corp. IDA Revenue, 2.25%, 8/1/24, LOC: Regions Bank (r)	3,300,000	3,300,000
Mississippi Business Finance Corp. Revenue , 2.47%, 7/1/10, LOC: Regions Bank (r)	1,160,000	1,160,000
MOB Management One LLC, 1.50%, 12/1/26, LOC: Columbus Bank & Trust (r)	3,585,000	3,585,000
Montgomery County Pennsylvania IDA Revenue, 0.54%, 12/1/16, LOC: Wilmington Trust Co. (r)	1,365,000	1,365,000

	PRINCIPAL
Floating Rate Notes - 9.5%	AMOUNT	VALUE

Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
3.00%, 8/15/31, LOC: Fannie Mae (r)	1,720,000	1,720,000
3.00%, 8/15/31, LOC: Fannie Mae (r)	1,500,000	1,500,000
Moon Pennsylvania IDA Revenue , 1.75%, 7/1/38, LOC: Bank of Scotland (r)	8,000,000	8,000,000
Ness Family Partners LP, 2.00%, 9/1/34, LOC: BNP (r)	1,905,000	1,905,000
Nevada State Housing Division Revenue , 1.25%, 4/15/39, LOC: Fannie Mae (r)	6,000,000	6,000,000
New Britain Connecticut GO Revenue, 2.44%, 2/1/26, LOC: Bank of America (r)	1,185,000	1,185,000
New Hampshire State Health & Education Facilities Authority Revenue , 1.20%, 7/1/32, LOC: RBS Citizens (r)	3,200,000	3,200,000
New York City New York Housing Development Corp. MFH Revenue:
1.75%, 11/15/31, LOC: Fannie Mae (r)	1,450,000	1,450,000
1.75%, 6/15/34, LOC: Fannie Mae (r)	2,350,000	2,350,000
1.75%, 11/15/35, CF: Fannie Mae (r)	1,695,000	1,695,000
1.75%, 11/15/37, LOC: Fannie Mae (r)	2,500,000	2,500,000
New York State GO, 4.50%, 3/15/10, LOC: Dexia Credit Local (r)	1,000,000	1,000,000
New York State HFA Revenue:
Series A, 1.75%, 11/15/29, CF: Fannie Mae (r)	3,400,000	3,400,000
Series B, 1.75%, 11/15/29, CF: Fannie Mae (r)	2,000,000	2,000,000
4.00%, 5/1/42, LOC: Wachovia Bank (r)	4,000,000	4,000,000
New York State MMC Corp. Revenue, 4.90%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,985,000	1,985,000
Ogden City Utah Redevelopment Agency Revenue, 2.17%, 1/1/31, LOC: Bank of New York (r)	3,000,000	3,000,000
Onondaga County New York Industrial Development Agency Civic Facilities Revenue , 4.50%, 1/1/23, LOC: Key Bank (r)	5,705,000	5,705,000
Ontario County New York IDA Revenue, 4.90%, 12/1/36, LOC: RBS Citizens (r)	1,460,000	1,460,000
Orange County Florida Health Facilities Authority Revenue , 1.10%, 10/1/15, LOC: SunTrust Bank (r)	5,470,000	5,470,000
Orange County Florida HFA MFH Revenue , 3.50%, 10/15/32, LOC: Fannie Mae (r)	970,000	970,000
Osceola County Florida HFA MFH Revenue , 3.50%, 9/15/35, LOC: Fannie Mae (r)	1,835,000	1,835,000
Park Street Properties I LLC, 1.69%, 11/1/34, LOC: US Bank (r)	1,875,000	1,875,000
Peoploungers, Inc., 1.25%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	340,000	340,000
Plymouth Indiana Economic Development Authority Revenue , 2.11%, 4/1/28, LOC: FHLB	740,000	740,000
Post Apartment Homes LP, 1.50%, 7/15/29, LOC: Fannie Mae (r)	25,000,000	25,000,000
Prevea Clinic, Inc., 1.69%, 12/1/34, LOC: Wells Fargo Bank (r)	2,320,000	2,320,000

	PRINCIPAL
Floating Rate Notes - 9.5%	AMOUNT	VALUE

Putnam County New York IDA Revenue, 3.00%, 7/1/32, LOC: RBS Citizens (r)	2,885,000	2,885,000
Rathbone LLC, 2.55%, 1/1/38, LOC: Comerica Bank (r)	3,405,000	3,405,000
Renaissance Ketchikan Group LLC, 2.35%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
Rhode Island Student Loan Authority Revenue , 0.95%, 6/1/48, LOC: State Street Bank (r)	6,700,000	6,700,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.47%, 12/1/37, LOC: Allied Irish Bank (r)	2,240,000	2,240,000
Roosevelt Paper Co., 2.00%, 6/1/12, LOC: Wachovia Bank (r)	680,000	680,000
San Bernardino County California COPs, 1.25%, 3/1/17, LOC: Bank of America (r)	2,800,000	2,800,000
St. Joseph County Indiana Economic Development Revenue, 2.44%, 6/1/27, LOC: FHLB (r)	365,000	365,000
St. Louis Park Minnesota MFH Revenue , 1.30%, 8/1/34, LOC: Freddie Mac (r)	5,000,000	5,000,000
Standard Furniture Manufacturing Co., Inc., 2.47%, 3/1/15, LOC: RBC Centura Bank (r)	276,000	276,000
SunAmerica Trust Revenue, 2.25%, 7/1/41, LOC: Freddie Mac (r)	705,000	705,000
Sunshine State Florida Governmental Financing Commission Revenue , 1.55%, 7/1/16, LOC: Dexia Credit Local (r)	12,000,000	12,000,000
Sussex County Delaware Revenue, 2.44%, 11/1/27, LOC: Wilmington Trust Co. (r)	2,100,000	2,100,000
Tift County Georgia IDA Revenue , 2.00%, 2/1/28, LOC: Wachovia Bank (r)	5,000,000	5,000,000
Tuscaloosa County Alabama Port Authority Revenue , 2.75%, 5/1/32, LOC: Columbus Bank & Trust (r)	10,000,000	10,000,000
Washington State MFH Finance Commission Revenue, 1.30%, 7/15/32, LOC: Fannie Mae (r)	265,000	265,000

Total Taxable Variable Rate Demand Notes (Cost $215,331,000)		215,331,000

U.S. Government Agencies And Instrumentalities - 15.8%

Fannie Mae Discount Notes:
3/16/09	2,750,000	2,734,455
12/10/09	1,000,000	992,854
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
Federal Home Loan Bank:
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.17%, 2/11/09 (r)	3,000,000	3,000,046
2.116%, 2/18/09 (r)	2,000,000	2,000,195
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,000
1.468%, 3/30/09 (r)	3,500,000	3,500,000

	PRINCIPAL
Floating Rate Notes - 9.5%	AMOUNT	VALUE

0.39%, 4/3/09 (r)	1,000,000	1,000,000
2.50%, 4/7/09	250,000	250,000
4.154%, 4/7/09 (r)	1,000,000	999,570
2.30%, 4/15/09	1,000,000	999,326
2.42%, 4/21/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
0.391%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
6.30%, 6/3/09	1,000,000	1,015,322
3.125%, 6/18/09	500,000	500,081
3.125%, 7/14/09	250,000	250,042
1.73%, 8/10/09 (r)	1,000,000	1,000,000
0.438%, 8/21/09 (r)	1,000,000	1,000,000
1.826%, 9/4/09 (r)	1,000,000	1,000,000
2.80%, 9/24/09	1,000,000	999,964
4.449%, 10/13/09 (r)	1,000,000	1,000,331
3.50%, 10/20/09	500,000	500,000
5.00%, 12/11/09	1,000,000	1,037,112
2.204%, 2/19/10 (r)	2,000,000	1,994,643
Federal Home Loan Bank Discount Notes:
1/20/09	1,600,000	1,597,695
1/26/09	1,700,000	1,697,013
2/11/09	1,200,000	1,196,788
2/24/09	750,000	746,918
4/14/09	2,800,000	2,779,972
5/5/09	1,000,000	989,667
5/12/09	500,000	495,706
8/21/09	1,000,000	981,247
9/3/09	500,000	490,302
11/17/09	500,000	490,222
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	1,000,000	1,000,000
2.75%, 6/5/09	1,000,000	1,000,000
3.15%, 7/21/09	250,000	250,000
3.15%, 7/28/09	1,000,000	1,000,030
0.488%, 9/21/09 (r)	500,000	499,863
4.75%, 11/3/09	1,000,000	1,018,117
1.90%, 12/16/09	2,000,000	2,000,000
Freddie Mac Discount Notes:
3/19/09	1,000,000	994,845
11/9/09	1,000,000	983,533
12/7/09	1,000,000	991,500

Total U.S. Government Agencies And Instrumentalities (Cost $54,727,359)		54,727,359

	PRINCIPAL
Floating Rate Notes - 9.5%	AMOUNT	VALUE

Certificates Of Deposit - 4.4%

Banco Bilbao Vizcaya:
3.155%, 1/5/09	1,300,000	1,300,004
3.09%, 3/9/09	1,700,000	1,700,019
Bank of Nova Scotia, 3.35%, 1/23/09	2,000,000	2,000,000
Bank of Scotland plc, 3.13%, 2/23/09	3,450,000	3,449,889
Calyon, 3.14%, 3/5/09	1,600,000	1,600,000
DnB NOR Bank ASA, 3.70%, 1/23/09	1,750,000	1,750,000
Nordea Bank Finland plc, 3.76%, 1/21/09	1,500,000	1,500,000
Rabobank Nederland, 3.00%, 2/26/09	1,800,000	1,800,000

Total Certificates Of Deposit (Cost $15,099,912)		15,099,912

Commerical Paper - 5.7%

Bank of America Corp., 3.22%, 2/6/09	2,000,000	1,993,559
Danske Bank A/S, 3.81%, 1/28/09	2,000,000	1,994,284
Eli Lilly & Co., 1.45%, 2/17/09	2,800,000	2,794,699
General Electric Capital Corp., 2.75%, 4/20/09	1,000,000	989,857
Pfizer, Inc.:
1.40%, 1/30/09	5,500,000	5,493,797
2.52%, 3/2/09	1,800,000	1,792,440
Shell Intl. Finance BV, 2.50%, 3/9/09	2,800,000	2,786,973
Toyota Motor Credit Corp., 3.40%, 1/26/09	1,800,000	1,795,750

Total Commerical Paper (Cost $19,641,359)		19,641,359

TOTAL INVESTMENTS (Cost $338,728,772) - 98.1%		338,728,772
Other assets and liabilities, net - 1.9%		6,501,008

NET ASSETS - 100%		$345,229,780

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securites represents the rate at period end.
Explanation of Guarantees:
CF: Credit Facility
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
MFH: Mulit-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Institutional Prime Fund (the “Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
On December 12, 2008, the net assets of the Summit Money Market Fund, a series of Summit Mutual Funds, Inc. Apex Series, merged into the Calvert Institutional Prime Fund. The merger was accomplished by a tax-free exchange of 190,982,179 shares of the Calvert Institutional Prime Fund (valued at $190,982,179) for 190,982,179 shares of the Summit Money Market Fund outstanding at December 12, 2008. The Summit Money Market Fund’s net assets as of December 12, 2008 were combined with those of the Calvert Institutional Prime Fund.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$338,728,772
Level 3 — Significant Unobservable Inputs	—
Total	$338,728,772
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
Treasury’s Guarantee Plan For Money Market Funds: The Fund has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Fund is unable to maintain a $1.00 net asset value.

The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Fund will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Fund’s net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through April 30, 2009. For the extension of the Program (through April 30, 2009), the Fund made an extension payment of 0.015% of the Fund’s net assets as of September 19, 2008.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2008 for federal income tax purposes was $338,728,772.
Net realized capital loss carryforward for federal income tax purposes of $4,602 and $5,582 at September 30, 2008 may be utilized to offset future capital gains until expiration in September 2009 and September 2012, respectively.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: February 26, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: February 26, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date: February 26, 2009